Vanguard® Massachusetts Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.4%)
Massachusetts (98.7%)
Acton & Boxborough MA Regional School District GO	2.125%	3/1/43	150	109
Acton & Boxborough MA Regional School District GO	2.250%	3/1/50	1,250	829
Andover MA GO	2.000%	9/15/34	1,075	927
Andover MA GO	2.000%	9/15/35	1,085	919
Andover MA GO	2.000%	9/15/36	1,085	902
Andover MA GO	2.000%	9/15/37	1,090	889
Andover MA GO	2.000%	9/15/39	1,110	865
Andover MA GO	2.000%	9/15/40	1,115	854
Andover MA GO	2.000%	9/15/41	1,025	761
Andover MA GO	3.000%	12/1/42	1,400	1,254
Andover MA GO	3.000%	12/1/43	1,375	1,207
Andover MA GO	3.000%	12/1/44	1,285	1,105
Arlington MA GO	2.000%	9/15/40	2,790	2,129
Arlington MA GO	2.000%	9/15/41	2,800	2,068
Ashland MA GO	3.000%	8/1/47	3,180	2,652
Ashland MA GO	2.250%	5/15/51	1,930	1,257
Ashland MA GO	3.000%	8/1/52	2,890	2,250
Attleboro MA GO	2.625%	10/15/50	3,335	2,343
Bedford MA GO	3.000%	9/15/30	1,200	1,197
Boston MA GO	2.000%	11/1/36	2,250	1,869
Boston MA GO	2.000%	11/1/37	2,205	1,797
Boston Water & Sewer Commission Water Revenue	3.000%	11/1/41	3,000	2,627
Braintree MA GO	1.750%	10/15/32	1,755	1,469
Braintree MA GO	1.750%	10/15/33	1,600	1,305
Braintree MA GO	1.750%	10/15/34	1,600	1,273
Braintree MA GO	2.000%	10/15/36	2,160	1,767
Braintree MA GO	3.000%	6/1/37	395	369
Braintree MA GO	3.375%	6/1/37	120	118
Braintree MA GO	4.000%	6/1/42	625	629
Bristol County MA GO	4.000%	6/1/51	7,000	6,749
Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/42	4,425	4,476
Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/43	4,600	4,610
Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/44	4,400	4,356
Brockton MA BAN GO	4.250%	10/9/25	6,300	6,333
Brockton MA GO	4.000%	8/1/47	4,470	4,351
Brookline MA GO	3.000%	3/15/35	3,800	3,729
Brookline MA GO	2.000%	2/15/39	5,725	4,541
Brookline MA GO	2.000%	2/15/40	6,645	5,120
Brookline MA GO	2.000%	2/15/41	6,755	5,046
Burlington MA GO	2.750%	1/15/41	600	513
Burlington MA GO	2.750%	1/15/42	620	519
Burlington MA GO	2.750%	1/15/43	635	520
Burlington MA GO	2.750%	1/15/44	655	527
Burlington MA GO	2.750%	1/15/46	1,360	1,067
Burlington MA GO	2.750%	1/15/50	2,565	1,908
Canton MA GO	2.500%	3/15/38	150	131
Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,111
Central Berkshire MA Regional School District GO	3.000%	6/1/38	1,400	1,292
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	490	496
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,385	1,394
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	3,255
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	5,490	5,492
Commonwealth of Massachusetts GO	5.000%	5/1/30	670	747
Commonwealth of Massachusetts GO	5.000%	3/1/32	2,330	2,671
Commonwealth of Massachusetts GO	5.250%	1/1/33	1,340	1,456
Commonwealth of Massachusetts GO	5.000%	1/1/34	1,840	1,944
Commonwealth of Massachusetts GO	5.000%	1/1/34	685	800
Commonwealth of Massachusetts GO	2.000%	3/1/34	3,670	3,209
Commonwealth of Massachusetts GO	5.000%	5/1/34	1,000	1,173
Commonwealth of Massachusetts GO	2.000%	3/1/35	400	344

Vanguard® Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	3.000%	3/1/35	1,215	1,157
Commonwealth of Massachusetts GO	3.000%	5/1/35	6,540	6,219
Commonwealth of Massachusetts GO	5.000%	5/1/35	3,500	4,080
Commonwealth of Massachusetts GO	3.000%	7/1/35	230	218
Commonwealth of Massachusetts GO	3.000%	9/1/35	13,000	12,487
Commonwealth of Massachusetts GO	3.000%	3/1/36	1,220	1,151
Commonwealth of Massachusetts GO	5.000%	5/1/36	1,650	1,891
Commonwealth of Massachusetts GO	5.000%	5/1/36	3,000	3,484
Commonwealth of Massachusetts GO	5.000%	7/1/36	145	159
Commonwealth of Massachusetts GO	5.000%	8/1/36	7,800	9,081
Commonwealth of Massachusetts GO	4.000%	11/1/36	5,235	5,388
Commonwealth of Massachusetts GO	5.000%	7/1/37	1,315	1,435
Commonwealth of Massachusetts GO	5.000%	8/1/37	8,650	10,033
Commonwealth of Massachusetts GO	5.000%	10/1/37	615	691
Commonwealth of Massachusetts GO	5.000%	11/1/37	6,150	7,104
Commonwealth of Massachusetts GO	5.000%	1/1/38	1,205	1,266
Commonwealth of Massachusetts GO	5.000%	3/1/38	2,525	2,907
Commonwealth of Massachusetts GO	5.000%	7/1/38	4,500	4,898
Commonwealth of Massachusetts GO	5.000%	8/1/38	10,000	11,555
Commonwealth of Massachusetts GO	5.000%	9/1/38	1,500	1,591
Commonwealth of Massachusetts GO	3.000%	11/1/38	750	688
Commonwealth of Massachusetts GO	5.000%	11/1/38	3,735	4,299
Commonwealth of Massachusetts GO	5.000%	1/1/39	2,520	2,679
Commonwealth of Massachusetts GO	3.250%	2/1/39	125	120
Commonwealth of Massachusetts GO	5.000%	5/1/39	610	651
Commonwealth of Massachusetts GO	3.000%	7/1/39	8,310	7,551
Commonwealth of Massachusetts GO	5.000%	8/1/39	4,135	4,695
Commonwealth of Massachusetts GO	3.000%	11/1/39	3,605	3,254
Commonwealth of Massachusetts GO	5.000%	1/1/40	2,300	2,406
Commonwealth of Massachusetts GO	2.000%	3/1/40	5,000	3,853
Commonwealth of Massachusetts GO	5.000%	7/1/40	200	216
Commonwealth of Massachusetts GO	5.000%	8/1/40	16,000	18,029
Commonwealth of Massachusetts GO	3.000%	11/1/40	7,170	6,411
Commonwealth of Massachusetts GO	3.000%	2/1/41	245	215
Commonwealth of Massachusetts GO	3.000%	4/1/41	9,200	8,078
Commonwealth of Massachusetts GO	5.000%	5/1/41	4,500	4,763
Commonwealth of Massachusetts GO	5.000%	7/1/41	2,895	3,108
Commonwealth of Massachusetts GO	3.000%	11/1/41	9,200	8,032
Commonwealth of Massachusetts GO	5.000%	1/1/42	5,550	6,141
Commonwealth of Massachusetts GO	4.000%	2/1/42	9,450	9,477
Commonwealth of Massachusetts GO	5.000%	5/1/42	3,200	3,518
Commonwealth of Massachusetts GO	3.000%	11/1/42	2,275	1,947
Commonwealth of Massachusetts GO	5.000%	11/1/42	3,705	3,845
Commonwealth of Massachusetts GO	5.000%	1/1/43	11,250	11,664
Commonwealth of Massachusetts GO	2.500%	3/1/43	990	774
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,530	3,700
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,400	3,707
Commonwealth of Massachusetts GO	5.000%	5/1/43	2,125	2,317
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,280	3,607
Commonwealth of Massachusetts GO	5.250%	9/1/43	30,890	32,615
Commonwealth of Massachusetts GO	5.250%	1/1/44	9,705	10,259
Commonwealth of Massachusetts GO	5.000%	5/1/44	2,000	2,089
Commonwealth of Massachusetts GO	5.000%	1/1/45	4,365	4,507
Commonwealth of Massachusetts GO	5.000%	5/1/45	9,335	9,738
Commonwealth of Massachusetts GO	5.000%	7/1/45	6,155	6,488
Commonwealth of Massachusetts GO	5.000%	11/1/45	8,365	8,844
Commonwealth of Massachusetts GO	5.000%	1/1/46	4,950	5,101
Commonwealth of Massachusetts GO	5.000%	5/1/46	2,240	2,330
Commonwealth of Massachusetts GO	3.000%	9/1/46	1,515	1,228
Commonwealth of Massachusetts GO	5.000%	11/1/46	3,265	3,492
Commonwealth of Massachusetts GO	3.000%	3/1/47	10,120	8,073
Commonwealth of Massachusetts GO	5.250%	4/1/47	35,960	36,981
Commonwealth of Massachusetts GO	5.250%	10/1/47	3,500	3,818
Commonwealth of Massachusetts GO	3.000%	4/1/48	2,685	2,114
Commonwealth of Massachusetts GO	5.000%	5/1/48	9,370	10,001
Commonwealth of Massachusetts GO	3.000%	7/1/48	1,285	1,010
Commonwealth of Massachusetts GO	5.000%	7/1/48	10,000	10,437
Commonwealth of Massachusetts GO	5.000%	9/1/48	1,355	1,398
Commonwealth of Massachusetts GO	5.000%	1/1/49	4,650	4,796
Commonwealth of Massachusetts GO	3.000%	3/1/49	6,255	4,861

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	3.000%	4/1/49	6,005	4,664
	Commonwealth of Massachusetts GO	5.000%	11/1/49	7,180	7,604
	Commonwealth of Massachusetts GO	2.750%	3/1/50	11,260	8,371
	Commonwealth of Massachusetts GO	2.000%	4/1/50	5,780	3,578
	Commonwealth of Massachusetts GO	5.000%	10/1/50	15,000	15,977
	Commonwealth of Massachusetts GO	5.000%	11/1/50	8,595	8,966
	Commonwealth of Massachusetts GO	2.125%	4/1/51	6,700	4,223
	Commonwealth of Massachusetts GO	5.000%	10/1/52	4,945	5,217
	Commonwealth of Massachusetts GO	5.000%	10/1/52	15,000	15,925
	Commonwealth of Massachusetts GO	5.250%	10/1/52	4,665	5,040
	Commonwealth of Massachusetts GO	5.000%	11/1/52	12,550	13,245
	Commonwealth of Massachusetts GO	5.000%	8/1/53	16,240	17,299
	Commonwealth of Massachusetts GO	5.000%	12/1/53	3,220	3,436
	Commonwealth of Massachusetts GO	5.000%	1/1/54	16,620	17,637
	Commonwealth of Massachusetts GO	5.000%	8/1/54	2,990	3,183
[1,2]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	12,115	14,004
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.000%	6/1/39	4,545	4,084
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/40	11,235	12,242
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	3,000	3,251
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	6,875	7,402
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	665	713
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/42	5,000	5,148
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.250%	6/1/43	4,055	4,263
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/48	2,485	2,564
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/49	47,020	48,869
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/41	6,125	6,405
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/50	24,740	26,034
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/51	2,800	3,001
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/52	4,140	4,374
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/53	27,455	29,155
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/54	9,950	10,613
[3]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	1.770%	3/3/25	3,200	3,200
	Dedham MA GO	3.000%	6/1/35	880	848
	Dedham MA GO	3.000%	6/1/36	880	841
	Dennis & Yarmouth Regional School District GO	2.125%	10/1/43	1,105	793
	Dennis & Yarmouth Regional School District GO	2.250%	10/1/46	3,615	2,526
	East Longmeadow MA GO	4.000%	11/1/49	10,000	9,692
	East Longmeadow MA GO	4.000%	11/1/54	15,000	14,484
	Easthampton MA GO	3.000%	6/1/37	1,190	1,113
	Easthampton MA GO	3.000%	6/1/38	2,200	2,040
	Easthampton MA GO	3.000%	6/1/39	70	64
	Easton MA GO	2.000%	10/15/37	265	213
	Easton MA GO	2.125%	10/15/38	1,155	928
	Easton MA GO	2.250%	10/15/40	810	633
[4]	Easton MA GO	4.000%	6/1/41	1,090	1,100
	Easton MA GO	2.250%	10/15/41	615	465
	Easton MA GO	2.500%	10/15/46	2,390	1,716
	Everett MA GO	2.000%	1/15/37	265	219
	Fall River MA GO	3.000%	12/1/36	2,265	2,124
	Fall River MA GO	3.000%	12/1/37	2,335	2,167
	Fall River MA GO	2.500%	12/1/39	100	83
	Fall River MA GO	2.000%	12/1/40	155	115
	Fall River MA GO	2.000%	12/1/43	105	72
	Foxborough MA GO	3.000%	5/15/41	1,590	1,396
	Framingham MA GO	3.000%	12/15/35	900	852
	Framingham MA GO	2.000%	12/15/39	1,215	926
	Framingham MA GO	2.000%	12/15/40	1,235	919
	Framingham MA GO	2.000%	12/15/41	1,245	898
[4]	Gardner MA GO	2.000%	8/1/39	1,230	943
[4]	Gardner MA GO	2.125%	8/1/46	1,160	766
	Gardner MA GO	4.125%	1/15/48	2,930	2,891
	Gloucester MA GO	2.000%	9/15/40	855	641
	Gloucester MA GO	2.125%	9/15/42	885	637
	Gloucester MA GO	2.125%	9/15/43	655	460
	Hingham MA GO	2.000%	2/15/40	4,000	3,086
	Lawrence MA GO	2.250%	2/1/38	1,755	1,464

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lawrence MA GO	3.000%	2/1/49	3,790	2,936
	Lawrence MA GO	4.125%	6/1/51	2,165	2,107
	Lawrence MA GO	4.125%	6/1/52	2,175	2,112
	Leominster MA GO	3.000%	3/1/42	125	107
	Leominster MA GO	3.000%	3/1/52	4,000	3,040
	Lexington MA GO	3.250%	2/1/38	1,410	1,377
	Lexington MA GO	3.625%	2/1/49	450	404
	Lincoln MA GO	3.250%	3/1/40	1,150	1,097
	Lincoln MA GO	3.500%	3/1/44	1,100	1,004
	Littleton MA GO	3.250%	6/15/38	205	200
	Longmeadow MA GO	2.000%	5/15/33	1,390	1,222
	Lowell MA GO	3.000%	9/1/34	1,325	1,269
	Lowell MA GO	3.000%	9/1/36	2,100	1,974
	Lowell MA GO	3.000%	9/1/40	1,500	1,332
	Lowell MA GO	4.000%	9/1/40	2,155	2,215
	Lowell MA GO	3.000%	9/1/41	1,545	1,340
	Lowell MA GO	4.000%	9/1/41	2,365	2,411
	Lowell MA GO	2.125%	9/1/42	1,040	750
	Lowell MA GO	2.125%	9/1/42	1,715	1,237
	Lowell MA GO	4.000%	9/1/42	1,160	1,168
	Lowell MA GO	2.125%	9/1/43	895	629
	Lowell MA GO	4.000%	9/1/43	1,365	1,366
	Lowell MA GO	4.000%	8/1/47	4,855	4,726
	Lowell MA GO	4.000%	9/1/48	5,295	5,148
	Lowell MA GO	4.250%	9/1/53	5,550	5,488
	Ludlow MA GO	3.000%	2/1/49	250	194
	Lynn MA GO	3.125%	3/1/44	435	369
	Lynn MA GO	4.000%	9/1/50	2,230	2,156
	Lynn MA GO	4.000%	9/1/51	2,170	2,092
	Marblehead MA GO	3.000%	8/1/39	500	458
	Marlborough MA GO	2.000%	5/15/33	1,510	1,333
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/41	1,790	1,566
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/52	16,825	17,874
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	7,000	6,263
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	3,000	2,589
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	5,137
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	125	130
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	4,950	5,074
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	2,580	2,660
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	2,505	2,583
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	600	618
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	4,805	5,323
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	2,355	2,589
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	2,315	2,568
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	7,620	7,895
	Massachusetts Bay Transportation Authority Sales Tax Revenue	2.500%	7/1/46	240	172
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	11,090	11,403
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/52	9,500	10,425
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	12,915	14,042
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/54	5,540	6,063
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	1.700%	3/5/25	700	700
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/39	240	215
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,865	5,220
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/40	1,635	1,446
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/33	1,000	1,070
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/38	3,745	4,380
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/39	3,750	4,355
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	1,135	1,307
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/41	3,750	4,276
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/42	1,725	1,947
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/43	2,400	2,604
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/43	3,305	3,703
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/44	3,500	3,897
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/45	3,325	3,689
[2]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,110	6,530
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/27	2,325	2,348
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/33	2,925	2,926
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	2,060	2,080
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/40	1,285	1,285
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/46	2,500	2,387

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	750	752
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,340	1,344
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,211
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	357
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	55	55
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	558
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	505	521
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	792
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,583
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	10	10
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	265
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	4,540	4,726
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	575	601
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,575	1,620
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,300	1,326
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,220	1,242
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	4,725	4,911
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	600	636
[5]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,400	1,493
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/29	340	325
	Massachusetts Development Finance Agency College & University Revenue	4.500%	7/1/29	35	35
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,160
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,640	1,695
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	210	217
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	520	556
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/30	355	336
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,500	1,527
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	715	738
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	166
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	750	756
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,080	1,102
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	500	512
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	200	215
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/31	370	346
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	455	462
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,185	1,207
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	635	640
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,553
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	250	271
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,300	1,319
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	145	149
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	770	790
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/32	965	969
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	5,000	5,037
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	127
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	315
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	150	155
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,615	1,636
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	650	659
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,265	1,414
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	800	818
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/33	1,225	1,230
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/34	700	714
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,000	2,023
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	1,050	1,071
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,325	2,354
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/34	1,285	1,290
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,800	1,813
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,895	1,916
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	1,000	1,030
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	290	295
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	2,170	2,191
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	478
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	1,065	1,102
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	320	324
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	5,000	5,959
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/35	175	176
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	6,375	6,415
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	540	545
[6]	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	7,000	8,266

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	630	647
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	825	848
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	12,400	13,606
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,750	1,794
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	4,075	4,109
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	1,160	1,173
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	975	989
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	300	300
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	4,785	4,812
[6]	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	4,000	4,705
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/36	300	309
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/37	500	513
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	2,230	2,275
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	725	732
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	613
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	3,095	2,811
[6]	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/37	3,750	4,384
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/37	545	560
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/38	405	415
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	340	344
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	1,595	1,434
[6]	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/38	7,500	8,746
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/38	765	783
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/38	760	851
	Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,585	1,772
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,985	2,733
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	305	279
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	735	742
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	5,480	5,523
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	1,065	1,089
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	500	519
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,650	1,650
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	480	488
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/39	1,100	1,221
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	170	173
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	3,510	2,928
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	930	947
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	535	641
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	10,795	13,075
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/40	2,660	2,664
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	4,740	4,705
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/40	950	1,045
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	4,640	3,841
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/42	300	304
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	15,355	15,543
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	7,340	7,559
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	2,110	2,118
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	250	256
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	6,260	6,462
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	2,500	2,501
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	16,275	16,192
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	4,955	4,977
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	2,515	2,516
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	4,955	3,919
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	4,210	4,158
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	4,950	4,925
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	65	61
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	5,245	4,445
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	5,775	5,801
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	1,895	1,907
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	3,860	3,862
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/48	1,115	1,123
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	9,855	9,601
[6]	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/48	5,000	4,803
[6]	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	20,000	21,502
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/49	2,000	1,984
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	13,650	10,367
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	4,000	3,040
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	7,385	8,652
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/50	120	92

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	4,275	4,286
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	7,420	7,456
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	22,620	25,816
	Massachusetts Development Finance Agency College & University Revenue	5.450%	5/15/59	11,130	12,118
[7]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	6,784
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	10,000	10,337
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/46	4,620	3,893
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	3,805	3,130
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	3,500	3,459
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/28	14,530	15,554
[3]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	1.900%	3/3/25	19,155	19,155
[8]	Massachusetts Development Finance Agency College & University Revenue VRDO	1.600%	3/3/25	12,960	12,960
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	730	735
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	35	35
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	464
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	735	737
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	575	578
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	512
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,182
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	103
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,520	1,558
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,200	1,237
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	495
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	600	606
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,385	3,458
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,390	2,431
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	4,051
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	1,698
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,180	1,229
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,400	1,470
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	522
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,065	1,081
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,485	3,577
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,355	1,409
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,550	1,583
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,370	1,390
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,110
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,041
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,585
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	775	827
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,250	2,340
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	556
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,020
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	117
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,050	1,091
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,597
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	255	259
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,156
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,093
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	250	267
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/29	900	903
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	581
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,665	2,768
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	5,395	5,707
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,450	3,509
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	2,557
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,350	1,475
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	150	162
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	705	715
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,695	1,737
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,000	1,098
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	301
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	2,870	2,907
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,390	4,631
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,027
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,020
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,120	2,154
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	815
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,495	2,721
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,865	2,933

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	600	666
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	2,510	2,773
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	6,089
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,010	1,098
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,232
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,505	2,645
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	13,880	15,661
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	890	901
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	445	448
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	503
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,635	2,933
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,690	1,833
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,815	3,866
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,880	1,977
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	650	707
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,410	1,442
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,065	1,194
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	9/1/33	25	25
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,770	3,097
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	145	147
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,130	1,222
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	300	326
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	685	701
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	7,640	8,684
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,130
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	30	30
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	2,910	3,266
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	3,490
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,375	5,635
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	645	653
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	505	546
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	12,735	14,403
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,269
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,320	2,330
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	5,050
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,415	4,619
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,075
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,810	1,846
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	415	448
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,640	1,855
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	10	9
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,030	3,059
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	255	273
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,190	6,718
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	350	376
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,000	2,252
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	1,779
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,021
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	100	107
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,650	1,847
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	1,766
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	4,040	4,190
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	292
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,350	1,502
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	1,784
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	2,000	2,214
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	3,155	3,171
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	445	431
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	485	470
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/41	1,270	1,249
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	17,650	17,258
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	3,990	3,901
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	18,055	18,118
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	4,910	4,990
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	2,000	2,195
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	18,190	18,541
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,000	1,815
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,970	2,177
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,000	2,181
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	970	899

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,325	1,345
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,134
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	7,180	7,373
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,090	2,292
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	21,305	18,774
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	205	205
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,690	2,608
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	12,485	10,047
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,195	2,027
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	15,865	16,245
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	145	131
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	7,150	6,291
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	2,410	2,419
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	4,480	4,564
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	6,860	6,977
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	1,450	1,304
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	1,045	940
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	300	283
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	2,390	2,423
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/54	9,535	9,338
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	8,530	8,520
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.875%	12/1/60	3,000	3,004
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/30	1,565	1,705
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.450%	3/3/25	45,375	45,375
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.450%	3/3/25	2,900	2,900
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/25	125	126
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/27	320	336
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/25	7,745	7,754
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	955	1,057
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	600	664
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	300	332
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	470	520
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	3,150	3,485
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	400	443
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	735	813
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/32	500	486
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/33	320	308
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	345	330
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	315	301
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/37	825	765
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	1,015	915
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	840	756
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	2.300%	1/1/42	1,482	1,030
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/42	950	871
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/50	3,920	3,381
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	4.250%	7/1/34	1,450	1,463
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/44	5,265	5,402
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/54	6,600	6,664
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/60	3,200	3,217
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/33	1,235	1,250
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/41	3,000	3,018
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/48	1,000	891
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/48	6,360	6,368
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/54	8,750	7,651
[9]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	8,633	8,736
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/26	185	188
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/27	200	205
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/28	220	228
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/29	245	257
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/30	435	460
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/31	735	783
[7]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,291

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,500	1,525
[7]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,350
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,510	1,532
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/34	1,000	1,014
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	2,215	2,231
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/35	1,700	1,719
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/35	1,720	1,760
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	4/1/37	2,000	2,082
[7]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/38	4,080	2,481
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	445	428
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	1/1/42	210	178
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	780	687
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/51	2,040	1,440
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.250%	7/1/54	3,950	3,713
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/29	1,000	1,002
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/31	500	501
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/32	1,695	1,698
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	2,955	3,510
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	1.300%	3/3/25	16,085	16,085
[8]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.450%	3/3/25	1,725	1,725
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.600%	3/5/25	1,400	1,400
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.100%	3/5/25	4,100	4,100
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	1.600%	3/3/25	9,675	9,675
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/26	11,645	11,677
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	1,650	1,648
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/28	2,915	2,917
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/29	4,690	4,696
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/29	21,525	21,876
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/29	5,325	5,321
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	12/1/32	940	826
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	6/1/33	250	266
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	12/1/33	250	251
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	6/1/34	550	562
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	6/1/34	565	599
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/34	545	556
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/35	560	569
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/35	600	637
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/35	1,175	945
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	12/1/35	690	563
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/35	580	590
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	12/1/35	620	659
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	125	98
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	1,500	1,173
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.150%	12/1/36	355	284
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	12/1/37	600	611
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/37	625	655
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/37	3,340	3,554
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/38	2,600	2,731
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/39	3,615	2,923
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/39	880	880
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	12/1/39	350	348
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	12/1/40	395	302
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/40	500	390
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/41	6,000	4,560
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/42	2,000	1,976
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/42	2,300	2,326
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.150%	12/1/42	6,490	6,816
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/43	1,500	1,529
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	12/1/43	2,500	2,632
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	819
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/44	750	754
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/44	500	502
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/44	1,315	1,328
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/46	2,050	1,542
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/46	355	355
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/47	625	632
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	1,975	1,982
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/48	1,500	1,523
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,635	2,118
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/49	1,000	848

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/49	625	629
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/49	9,075	9,175
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/49	1,000	1,014
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/50	2,775	2,883
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	12/1/50	750	509
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	12/1/50	1,750	1,202
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,130	2,102
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	4,630	4,567
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,500	1,918
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	660	666
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	10,705	10,522
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	12/1/51	1,000	729
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/52	1,540	1,471
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/52	1,240	1,255
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	12/1/52	14,990	15,943
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/53	5,235	5,291
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	12/1/54	7,790	6,245
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	4,271
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	12/1/54	750	744
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/54	7,885	7,988
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	12/1/54	2,750	2,786
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	12/1/57	4,445	4,242
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/57	1,840	1,858
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/58	4,650	4,667
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/59	10,000	7,765
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/59	8,340	6,660
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/59	1,205	1,212
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/59	2,800	2,825
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	6/1/63	2,350	1,501
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	12/1/64	1,575	1,521
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/64	11,320	11,419
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	6/1/65	3,430	3,485
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	6/1/66	4,540	4,622
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/67	1,570	1,577
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/67	2,400	2,452
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/38	880	907
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/39	600	613
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/40	1,000	1,013
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/41	1,000	1,003
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	6,000	6,307
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	10,690	11,122
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	2,000	1,832
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	6,595	7,162
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	8,965	9,363
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	120	127
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	24,560	25,514
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	33,675	34,983
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	3,825	2,990
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	7,160	7,510
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/30	730	760
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/31	855	888
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	690
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	4,350	4,400
[7]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/39	4,725	5,666
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/41	1,280	944
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	555	559
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/43	1,335	939
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/32	1,580	1,708
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/34	3,280	3,536
[10]	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	2,000	2,188
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	4,000	4,325
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	5,000	5,213
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	220	234
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	5,000	5,258
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/45	5,330	5,637
	Medford MA GO	2.000%	8/15/41	250	185
	Middleborough MA GO	2.000%	10/1/39	1,450	1,118
	Middleborough MA GO	2.000%	10/1/40	1,450	1,091
	Middleborough MA GO	2.000%	10/1/41	1,450	1,057
	Middleborough MA GO	2.250%	10/1/45	5,800	4,039

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Middleborough MA GO	2.350%	10/1/49	5,050	3,362
	Middleton MA GO	2.000%	12/15/34	3,015	2,577
	Middleton MA GO	2.000%	12/15/35	3,015	2,530
	Middleton MA GO	2.000%	12/15/36	185	152
	Middleton MA GO	2.000%	12/15/38	1,520	1,204
	Middleton MA GO	2.125%	12/15/42	2,635	1,942
	Milford MA GO	2.000%	12/1/34	2,650	2,246
	Milford MA GO	2.000%	12/1/35	2,750	2,286
	Milford MA GO	2.000%	12/1/36	1,400	1,140
	Milford MA GO	2.000%	12/1/40	3,000	2,246
	Milford MA GO	2.250%	12/1/44	6,600	4,660
	Milford MA GO	2.125%	12/1/48	6,200	4,010
	Milford MA GO	2.500%	12/1/51	5,335	3,601
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	15
	Montague MA GO	2.375%	2/1/38	140	117
	Nashoba MA Regional School District GO	4.000%	6/15/39	2,380	2,489
	Nashoba MA Regional School District GO	4.000%	6/15/40	2,475	2,564
	Nashoba MA Regional School District GO	4.000%	6/15/41	2,575	2,634
	Nashoba MA Regional School District GO	4.000%	6/15/42	2,675	2,703
	Nashoba MA Regional School District GO	4.000%	6/15/43	2,780	2,781
	Nashoba MA Regional School District GO	4.000%	6/15/44	2,895	2,866
	Nashoba MA Regional School District GO	5.000%	11/1/53	6,010	6,375
	Natick MA GO	2.125%	8/1/38	100	82
	New Bedford MA GO	2.000%	9/1/35	475	398
	New Bedford MA GO	3.000%	3/1/37	235	218
	New Bedford MA GO	4.000%	9/1/40	1,460	1,496
	New Bedford MA GO	4.000%	9/1/41	1,520	1,546
	New Bedford MA GO	4.000%	9/1/42	1,565	1,575
	New Bedford MA GO	2.250%	9/1/43	825	597
	New Bedford MA GO	3.250%	3/1/44	885	766
	New Bedford MA GO	4.000%	4/1/48	4,820	4,687
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/39	1,055	1,084
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/40	1,095	1,119
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/41	1,140	1,153
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/42	1,185	1,189
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	1,500	1,148
	Norwood MA GO	3.000%	3/15/42	595	508
	Norwood MA GO	4.000%	9/15/42	4,285	4,326
	Norwood MA GO	4.000%	9/15/47	7,000	6,864
	Orange MA GO	3.000%	6/1/36	400	374
	Orange MA GO	3.000%	6/1/51	2,795	2,136
	Peabody MA GO	3.500%	7/1/37	115	113
	Plymouth MA GO	2.000%	5/1/34	1,000	865
	Quincy MA GO	3.000%	7/1/34	200	192
	Quincy MA GO	2.000%	7/1/37	170	136
	Quincy MA GO	2.000%	1/15/46	3,000	1,940
	Quincy MA GO	2.000%	6/1/46	5,155	3,345
	Quincy MA GO	5.000%	6/1/47	5,365	6,243
	Revere MA GO	2.125%	9/1/41	1,860	1,382
	Revere MA GO	2.250%	9/1/43	2,000	1,459
	Rockland MA GO	2.200%	8/1/50	1,840	1,159
	Rowley MA GO	3.500%	7/15/43	1,625	1,480
	Salem MA GO	3.000%	9/15/36	605	569
	Salisbury MA GO	2.000%	8/1/28	400	379
	Saugus MA GO	3.000%	9/15/36	1,500	1,411
	Sharon MA GO	3.125%	2/15/37	155	149
	Somerville MA GO	2.125%	10/15/39	2,670	2,120
	Somerville MA GO	2.000%	6/1/40	1,755	1,344
	Somerville MA GO	2.125%	10/15/40	4,875	3,813
	Somerville MA GO	2.125%	10/15/41	4,980	3,782
	Southbridge MA GO	2.000%	5/15/32	335	297
	Springfield MA GO	2.000%	9/1/34	1,290	1,100
	Springfield MA GO	4.000%	3/1/40	1,400	1,432
	Springfield MA GO	4.000%	3/1/41	2,080	2,114
	Springfield MA GO	4.000%	3/1/42	1,155	1,162
[4]	Springfield MA GO	3.500%	3/1/47	210	185
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/32	325	335
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/33	350	359
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/34	400	410
	Stoneham MA GO	2.000%	1/15/34	4,000	3,478

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stoneham MA GO	2.000%	1/15/35	4,080	3,488
	Stoneham MA GO	2.000%	1/15/36	4,000	3,361
	Stoneham MA GO	2.125%	1/15/37	4,245	3,557
	Stoneham MA GO	2.500%	1/15/52	1,960	1,355
	Stoughton MA GO	3.000%	10/15/37	3,635	3,402
	Swampscott MA GO	3.000%	3/1/52	2,500	1,911
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/45	4,300	4,227
	Tri-County Regional Vocational Technical School District MA GO	4.000%	6/1/40	3,740	3,850
	Tri-County Regional Vocational Technical School District MA GO	4.000%	6/1/41	4,860	4,946
	Tri-County Regional Vocational Technical School District MA GO	4.000%	6/1/42	5,070	5,126
	Tri-County Regional Vocational Technical School District MA GO	4.000%	6/1/43	4,600	4,614
	Tri-County Regional Vocational Technical School District MA GO	4.000%	6/1/44	1,455	1,442
	Tyngsborough MA GO	3.000%	10/15/41	1,710	1,525
	Tyngsborough MA GO	3.000%	10/15/43	1,815	1,555
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,540	1,666
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	1,000	1,065
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	19,355	20,276
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	30,295	31,496
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	8,450	8,798
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	11,880	12,430
[3]	University of Massachusetts Building Authority College & University Revenue TOB VRDO	1.770%	3/3/25	1,400	1,400
	Upton MA GO	2.250%	8/15/46	150	105
	Wakefield MA GO	4.000%	9/15/54	10,485	10,231
	Walpole MA GO	3.000%	10/15/38	1,800	1,707
	Waltham MA GO	2.125%	10/15/38	745	607
	Waltham MA GO	3.000%	8/15/42	1,410	1,230
	Waltham MA GO	3.000%	8/15/43	1,460	1,252
	Waltham MA GO	3.000%	8/15/44	1,500	1,268
	Waltham MA GO	3.000%	8/15/45	1,530	1,279
	Watertown MA GO	3.375%	4/15/42	100	92
	West Springfield MA GO	2.000%	5/15/37	840	673
	West Springfield MA GO	2.000%	5/15/38	840	660
	West Springfield MA GO	2.000%	5/15/39	835	643
	West Springfield MA GO	2.000%	5/15/40	835	628
	West Springfield MA GO	2.000%	5/15/41	835	608
	West Springfield MA GO	2.125%	5/15/42	705	511
	West Springfield MA GO	2.125%	5/15/43	705	498
	West Springfield MA GO	2.250%	5/15/46	2,115	1,457
	Western Massachusetts Emergency Communications District BAN GO	4.250%	4/25/25	15,513	15,537
	Weymouth MA GO	3.000%	9/15/37	140	130
	Weymouth MA GO	2.000%	9/15/40	505	376
	Weymouth MA GO	2.000%	8/15/41	2,370	1,716
	Weymouth MA GO	2.000%	9/15/45	2,355	1,554
	Weymouth MA GO	2.250%	9/15/50	5,000	3,194
	Worcester MA GO	2.000%	2/15/32	2,025	1,808
	Worcester MA GO	3.000%	2/1/33	2,155	2,096
	Worcester MA GO	2.000%	2/15/33	1,620	1,419
	Worcester MA GO	2.000%	2/15/34	1,715	1,476
[4]	Worcester MA GO	4.000%	2/1/35	4,325	4,492
	Worcester MA GO	2.250%	2/1/40	100	79
[4]	Worcester MA GO	4.000%	2/15/40	2,410	2,461
[4]	Worcester MA GO	2.000%	2/15/43	300	207
[4]	Worcester MA GO	2.500%	2/1/44	4,550	3,427
[4]	Worcester MA GO	2.000%	2/15/44	1,940	1,303
	Worcester MA GO	2.000%	2/1/48	3,140	2,001
	Worcester MA GO	2.000%	2/1/49	3,200	1,997
	Worcester MA GO	2.125%	2/1/50	3,325	2,107
					2,890,460
Guam (0.0%)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	60	62
Puerto Rico (1.7%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	5,602	5,859
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,665	2,871
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,546	3,958
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	5,862	4,151
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	3,104	3,126
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	3,448	3,455
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	1,000	994

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	420	404
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	531
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	6,450	6,936
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	262
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	262
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	3,450	3,267
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	290	277
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	2,365	2,237
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	402	346
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,065	1,654
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	813	601
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,840	3,826
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	7,915	2,654
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,848	1,825
					49,496
Total Tax-Exempt Municipal Bonds (Cost $2,987,140)					2,940,018
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	3,200	2,012
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	1,551	991
Total Taxable Municipal Bonds (Cost $2,927)					3,003
Total Investments (100.5%) (Cost $2,990,067)					2,943,021
Other Assets and Liabilities—Net (-0.5%)					(13,629)
Net Assets (100%)					2,929,392
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $116,793,000, representing 4.0% of net assets.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2025.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Scheduled principal and interest payments are guaranteed by bank letter of credit.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
10	Securities with a value of $324,000 have been segregated as initial margin for open futures contracts.
BAN—Bond Anticipation Note.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2025	(45)	(5,586)	(87)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

Vanguard® Massachusetts Tax-Exempt Fund
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,940,018	—	2,940,018
Taxable Municipal Bonds	—	3,003	—	3,003
Total	—	2,943,021	—	2,943,021
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(87)	—	—	(87)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.